Operating segments - Information of income and expense for each operating segment (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Information of income and expense for each operating segment [Line Items]
Net interest income		₩ 10,769,325	₩ 9,882,700	₩ 9,737,964
Net fees and commission income		2,674,997	2,382,933	2,140,519
Reversal of (provision for) allowance for credit loss		(974,685)	(1,382,179)	(980,692)
General and administrative expenses		(5,743,088)	(5,212,473)	(5,134,674)
Other income (expense), net		(774,453)	(741,245)	(716,867)
Operating income		5,952,096	4,929,736	5,046,250
Equity method income (loss)		158,600	159,533	53,287
Income tax expense (benefit)		1,471,036	1,255,795	1,269,124
Profit for the year		4,112,628	3,498,076	3,642,384
Controlling interest		4,019,254	3,414,595	3,403,497
Non-controlling interests		93,374	83,481	238,887
External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	10,769,325	9,882,700	9,737,964
Net fees and commission income		2,674,997	2,382,933	2,140,519
Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		0	0	0
Net fees and commission income		0	0	0
Banks
Information of income and expense for each operating segment [Line Items]
Net interest income		6,738,165	6,037,632	5,989,462
Net fees and commission income		818,426	822,408	950,389
Reversal of (provision for) allowance for credit loss		(364,291)	(690,084)	(389,004)
General and administrative expenses		(3,409,144)	(3,237,641)	(3,177,158)
Other income (expense), net		(305,508)	(130,488)	(211,882)
Operating income		3,477,648	2,801,827	3,161,807
Equity method income (loss)		25,401	(811)	(764)
Income tax expense (benefit)		821,201	673,972	718,650
Profit for the year		2,417,880	1,999,002	2,256,652
Controlling interest		2,417,361	1,998,563	2,256,576
Non-controlling interests		519	439	76
Banks | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	6,741,279	6,037,205	5,995,097
Net fees and commission income		863,879	859,225	974,636
Banks | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		(3,114)	427	(5,635)
Net fees and commission income		(45,453)	(36,817)	(24,247)
Credit card
Information of income and expense for each operating segment [Line Items]
Net interest income		1,799,153	1,755,039	1,753,966
Net fees and commission income		634,716	483,486	403,259
Reversal of (provision for) allowance for credit loss		(442,668)	(483,883)	(566,415)
General and administrative expenses		(790,733)	(698,796)	(745,848)
Other income (expense), net		(179,695)	(169,304)	(33,204)
Operating income		1,020,773	886,542	811,758
Equity method income (loss)		(1,109)	0	0
Income tax expense (benefit)		266,798	251,357	205,863
Profit for the year		771,757	703,305	609,582
Controlling interest		770,457	703,204	609,350
Non-controlling interests		1,300	101	232
Credit card | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	1,849,209	1,809,149	1,781,266
Net fees and commission income		681,129	531,394	436,523
Credit card | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		(50,056)	(54,110)	(27,300)
Net fees and commission income		(46,413)	(47,908)	(33,264)
Securities
Information of income and expense for each operating segment [Line Items]
Net interest income		517,296	517,044	457,852
Net fees and commission income		601,793	544,183	351,303
Reversal of (provision for) allowance for credit loss		(80,134)	(111,796)	1,325
General and administrative expenses		(696,278)	(565,485)	(511,418)
Other income (expense), net		234,209	(11,348)	(59,006)
Operating income		576,886	372,598	240,056
Equity method income (loss)		65,341	37,760	18,163
Income tax expense (benefit)		94,864	48,464	68,311
Profit for the year		320,662	154,531	220,764
Controlling interest		320,783	154,772	220,850
Non-controlling interests		(121)	(241)	(86)
Securities | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	534,969	526,167	450,268
Net fees and commission income		615,414	553,308	361,526
Securities | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		(17,673)	(9,123)	7,584
Net fees and commission income		(13,621)	(9,125)	(10,223)
Life insurance
Information of income and expense for each operating segment [Line Items]
Net interest income		1,620,266	1,608,953	1,647,795
Net fees and commission income		170,781	162,284	167,324
Reversal of (provision for) allowance for credit loss		(21,760)	(12,236)	(797)
General and administrative expenses		(557,292)	(463,439)	(443,013)
Other income (expense), net		(660,416)	(727,530)	(786,103)
Operating income		551,579	568,032	585,206
Equity method income (loss)		(739)	(1,244)	(1,296)
Income tax expense (benefit)		139,106	156,698	187,608
Profit for the year		391,637	457,116	395,325
Controlling interest		391,637	457,116	395,325
Non-controlling interests		0	0	0
Life insurance | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	1,617,186	1,605,575	1,647,988
Net fees and commission income		181,345	173,865	175,171
Life insurance | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		3,080	3,378	(193)
Net fees and commission income		(10,564)	(11,581)	(7,847)
Credit
Information of income and expense for each operating segment [Line Items]
Net interest income		231,679	158,817	127,094
Net fees and commission income		28,812	21,346	11,160
Reversal of (provision for) allowance for credit loss		(34,064)	(63,429)	747
General and administrative expenses		(80,056)	(58,494)	(47,734)
Other income (expense), net		194,564	120,735	64,273
Operating income		340,935	178,975	155,540
Equity method income (loss)		29,644	32,133	11,886
Income tax expense (benefit)		94,329	49,211	40,009
Profit for the year		274,855	160,583	126,050
Controlling interest		274,855	160,583	126,050
Non-controlling interests		0	0	0
Credit | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	241,035	169,192	137,179
Net fees and commission income		27,351	22,381	12,241
Credit | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		(9,356)	(10,375)	(10,085)
Net fees and commission income		1,461	(1,035)	(1,081)
Others
Information of income and expense for each operating segment [Line Items]
Net interest income		68,991	7,805	470
Net fees and commission income		415,212	347,004	261,084
Reversal of (provision for) allowance for credit loss		(35,421)	(22,522)	(25,777)
General and administrative expenses		(366,149)	(314,097)	(287,356)
Other income (expense), net		177,912	140,138	64,999
Operating income		260,545	158,328	13,420
Equity method income (loss)		16,201	(2,489)	379
Income tax expense (benefit)		71,120	44,883	33,204
Profit for the year		205,880	112,992	(25,791)
Controlling interest		205,880	112,992	(25,791)
Non-controlling interests		0	0	0
Others | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	781	(54,902)	(34,018)
Net fees and commission income		305,879	242,760	180,422
Others | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		68,210	62,707	34,488
Net fees and commission income		109,333	104,244	80,662
Consolidation adjustment
Information of income and expense for each operating segment [Line Items]
Net interest income		(206,225)	(202,590)	(238,675)
Net fees and commission income		5,257	2,222	(4,000)
Reversal of (provision for) allowance for credit loss		3,653	1,771	(771)
General and administrative expenses		156,564	125,479	77,853
Other income (expense), net		(235,519)	36,552	244,056
Operating income		(276,270)	(36,566)	78,463
Equity method income (loss)		23,861	94,184	24,919
Income tax expense (benefit)		(16,382)	31,210	15,479
Profit for the year		(270,043)	(89,453)	59,802
Controlling interest		(361,719)	(172,635)	(178,863)
Non-controlling interests		91,676	83,182	238,665
Consolidation adjustment | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	[1]	(215,134)	(209,686)	(239,816)
Net fees and commission income		0	0	0
Consolidation adjustment | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		8,909	7,096	1,141
Net fees and commission income		₩ 5,257	₩ 2,222	₩ (4,000)

[1]	Consolidated adjustment to net interest income from external customers is from the securities and others which were measured in fair values as a part of business combination accounting.